Capital Management - Detailed Information About Capital Computation (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Management [Abstract]
Equity	$ 1,446,955	$ 403,059
Loans and borrowings	545,241	264,049	$ 214,559
Equity and borrowings	1,992,196	667,108
Cash and cash equivalents	(344,926)	(67,716)	$ (60,822)
Total	$ 1,647,270	$ 599,392